Significant Agreements	12 Months Ended
Dec. 31, 2021
Gelesis
Significant Agreements
11.	Significant Agreements

Puglia 1 Grant

In May 2020, the Company was awarded a grant by the Puglia region of Italy as an incentive to manufacture and carry out research and development activities in Italy (“PIA 1 Grant”), with the key underlying activity being the development of the commercial facility to expand production capacity for the Product. The PIA 1 Grant provides funding of up to €5.3 million (approximately $6.0 million at December 31, 2021) as reimbursement for certain facility and equipment investments in the Company’s manufacturing facility in Calimera, Italy, and up to €3.9 million (approximately $4.4 million at December 31, 2021) as reimbursement for certain research and development expenditures over a three-year period. The Company is required to adhere to standard workplace safety regulations and local laws in Italy and is not permitted to physically move the reimbursed assets from the Puglia region for five years from the project completion date of May 2023. The Company has concluded that income recognition is appropriate as it is reasonably assured that it will comply with all the conditions of the grant and the proceeds from the grant for costs incurred to date will be received.

The Company recognized grant income of $0.5 million and $3.5 million in other income, net, on the accompanying consolidated statements of operations during the years ended December 31, 2021 and 2020, respectively, related to the PIA 1 Grant, of which $0.2 million and $0.2 million was attributable to research and development expenses and investments in facilities and equipment, respectively, during the year ended December 31, 2021 and $3.4 million and $0.1 million was attributable to research and development expenses and investments in facilities and equipment, respectively, during the year ended December 31, 2020. The Company recorded $6.4 million and $5.8 million of deferred income in the accompanying consolidated balance sheets at December 31, 2021 and 2020, respectively, of which $0.9 million and $0.6 million was recorded as a current liability, respectively, as it is expected to be recognized within one year of the date of the accompanying consolidated balance sheets. The Company collected zero proceeds and $4.9 million from the PIA 1 grant during the years ended December 31, 2021 and 2020, respectively, and recorded a grant receivable of $5.4 million and $4.3 million in the accompanying consolidated balance sheets at December 31, 2021 and 2020, respectively.

Puglia 2 Grant

In November 2020, the Company was awarded a second grant by the Puglia region of Italy as an incentive to manufacture and carry out research and development activities in Italy (“PIA 2 Grant”), with the key underlying activity being the development of a second manufacturing line at the commercial facility to expand production capacity for the Product, and research and development activities targeting new gastrointestinal health indications. The PIA 2 Grant provides funding of up to €3.3 million (approximately $3.7 million at December 31, 2021) as reimbursement for certain facility and equipment investments in the Company’s manufacturing facility in Calimera, Italy, and up to €8.3 million (approximately $9.4 million at December 31, 2021) as reimbursement for certain research and development expenditures over a three-year period. The Company is required to adhere to standard workplace safety regulations and local laws in Italy and is not permitted to physically move the reimbursed assets from the Puglia region for five years from the project completion date of November 2023. The Company has concluded that income recognition is appropriate as it is reasonably assured that it will comply with all the conditions of the grant and the proceeds from the grant for costs incurred to date will be received.

The Company recognized grant income of $1.1 million and $0.8 million in other income, net, on the accompanying consolidated statements of operations during the years ended December 31, 2021, and 2020, respectively, related to the PIA 2 Grant, which was entirely attributable to research and development expenses. The Company has recorded $3.7 million and $3.0 million of deferred income in the accompanying consolidated balance sheets at December 31, 2021 and 2020, respectively, of which $0.4 million and zero was recorded as a current liability, respectively, as it is expected to be recognized within one year of the date of the accompanying consolidated balance sheets. The Company collected $1.9 million and zero proceeds from the PIA 2 grant during the years ended December 31, 2021 and 2020, respectively, and has recorded a grant receivable of $3.6 million and $3.9 in the accompanying consolidated balance sheets at December 31, 2021 and 2020, respectively.

One S.r.l. (“One”) Amended Patent License and Assignment Agreement

In October 2008 and December 2008, the Company entered into a patent license and assignment agreement and master agreement with One, the original inventor and owner of the Company’s core patents and a related party to the Company (see Notes 19 and 20), to license and subsequently purchase certain intellectual property to develop hydrogel-based product candidates. In December 2014, the Company amended and restated the patent license agreement and the master agreement into a single agreement, referred to as the amended and restated master agreement. The amended and restated master agreement will remain in effect until the expiration of the last patents covered by the agreement or until all obligations under the amended and restated master agreement with respect to payments have terminated or expired.

In June 2019, the Company entered into a transaction with One that further amended the terms of the amended and restated master agreement and resulted in the Company owning 10% equity interest in One (the “2019 One Amendment”). Under the amended and restated master agreement following this transaction, €5.5 million (approximately $6.2 million at December 31, 2021) the Company would be required to pay upon the achievement of future commercial milestones from weight loss medical indications were eliminated, and the percentage of royalties the Company is required to pay on future net revenues was reduced. In return, One received additional consideration consisting of new future milestones of up to €11.0 million (approximately $12.5 million at December 31, 2021) upon the commercial success of new medical indications, and the Company was required to issue to One a warrant for redeemable convertible preferred stock equivalent to 2.7% of the shares of capital stock outstanding on an as converted basis within 30 days of the completion of a future qualifying equity financing that results in at least $50.0 million in gross proceeds. The warrant would have an exercise price equivalent to the issuance price of a future qualifying equity financing (see Note 13). As an additional component to this transaction, the Company acquired a 10% equity interest in One in exchange for cash consideration of €11.5 million (approximately $13.0 million at December 31, 2021) with a net present value of €11.1 million (approximately $12.7 million at the transaction date). During the year ended December 31, 2021 the Company did not make any payments of the agreed upon cash consideration. During the year ended December 31, 2020, the Company paid €2.6 million (approximately $3.1 million at the transaction date) of the agreed upon cash consideration. The unpaid cash consideration to One, after adjusting for a foreign currency translation gain and interest expense was $5.6 million and $5.9 million at December 31, 2021 and 2020, respectively. At December 31, 2021, all $5.6 million was included in accrued expenses in the accompanying consolidated balance sheets as it was expected to be settled within the next twelve months. At December 31, 2020, all $5.9 million was included in other long-term liabilities in the accompanying consolidated balance sheets. None of the future milestones under the master agreement, as amended, have been met, or are deemed to be probable of being met, at the transaction date or at December 31, 2021 and 2020, respectively.

The Company accounted for the reduction in royalties the Company is required to pay on future net revenues that resulted from the 2019 One Amendment as an intangible asset under ASC 350, Intangibles — Goodwill and Other, which shall be amortized over its useful life, which was determined to be the earliest expiration of patents related to the underlying intellectual property in November 2028. The Company accounted for the acquisition of the 10% equity interest in One under ASC 323, Investments — Equity Method and Joint Ventures. The Company initially allocated consideration in the June 2019 transaction on a relative fair value basis in the following manner (in thousands):

Consideration
Cash	$12,668
Warrants for redeemable convertible preferred stock	4,706
Fair value of total consideration	$17,374
Assets acquired at relative fair value
Intangible asset related to reduction in royalty	$15,564
Equity-method investment	1,810
Total assets acquired	$17,374

The Company accounted for tax impact of the acquisition of the intangible asset under ASC 740, Income Taxes, which resulted in the recognition of a deferred tax liability of $5.8 million, to account for the book-to-tax basis difference, that was applied to the initial carrying value of the intangible asset acquired.

A summary of the intangible asset activity that resulted from this transaction during the years ended December 31, 2021 and 2020 is as follows (in thousands):

Intangible
Assets
Intangible asset at relative fair value	$15,564
Adjustment to record deferred tax liability	5,783
Carrying value of intangible asset at June 2019 acquisition date	$21,347
Amortization expense	(1,133)
Balance at December 31, 2019	$20,214
Amortization expense	(2,267)
Balance at December 31, 2020	$17,947
Amortization expense	(2,267)
Balance at December 31, 2021	$15,680

In conjunction with acquiring the investment in One, the Company recognized a deferred tax asset of approximately $3.1 million which represents the excess tax basis over carrying value. The Company recorded this deferred tax asset with a corresponding decrease to the amounts initially allocated to the investment. As the deferred tax asset exceeds the initially allocated balances and results in a reduction of the initial carrying value of the $1.8 million investment balance to zero, the remaining $1.2 million excess was recorded as a deferred credit. In May 2020, the Company transferred the equity-method investment in One from the Gelesis entity in Italy to a Gelesis entity in the US. In connection with the transfer of the equity-method investment, the Company wrote-off the deferred tax asset of $3.0 million generated by the book-to-tax difference and the deferred credit of $1.2 million, resulting in an expense of $1.8 million recorded within provision for income taxes in the accompanying consolidated statements of operations during the year ended December 31, 2020.

In October 2020, the Company further amended the terms of the amended and restated master agreement with One to cancel its obligation to issue to One the warrant for redeemable convertible preferred stock agreed to in the 2019 One Amendment (the “2020 One Amendment”). In return for cancelling the warrant, One received additional consideration consisting of a commercial milestone of €6.5 million (approximately $7.4 million at December 31, 2021) upon a weight loss product reaching €2.0 billion in cumulative net sales, and certain shareholders of One were granted warrants to purchase 522,009 shares of the Company’s common stock. The warrant for redeemable convertible preferred stock was remeasured prior to settlement. Additionally, the Company granted One a contingent call option to buy back the 10% ownership that the Company acquired in the 2019 One Amendment at an exercise price of €6.0 million (approximately $6.8 million at December 31, 2021). The call option is only exercisable upon (1) a change of control or a deemed liquidation event by the Company, as defined, in the Company’s Restated Certification of Incorporation (2) the date in which the Company’s current Chief Executive Officer is no longer affiliated with the Company in his capacity as either an executive officer or a member of the board of directors.

The Company accounted for the 2020 One Amendment by derecognizing the carrying value of the warrant liability for redeemable convertible preferred stock on the date of the 2020 One Amendment, which had a fair value of approximately $6.0 million, and recognizing the consideration provided in the amendment, which had an aggregate fair value of approximately $5.8 million. The difference between the consideration provided by the Company and the warrant liability derecognized, approximately $0.2 million, represents a gain on settlement of the warrant liability and was recognized in other income (expense), net, on the accompanying consolidated statements of operations during the year ended December 31, 2020.

As the contingent call option granted to One shareholders to buy back the 10% investment in One did not meet the definition of a derivate under ASC 815, Derivatives and Hedging, the Company recorded the grant date fair value of the call option, approximately $1.5 million, to other long-term liabilities on the consolidated balance sheets. Increases or decreases in fair value of the contingent call option are recorded in the consolidated statements of operations. The Company accounted for the common stock warrants under ASC 815, Derivatives and Hedging, which resulted in recording the grant date fair value of the common stock warrants, approximately $4.3 million, to additional paid in capital in the accompanying consolidated balance sheets. As the common stock warrants are equity-classified, the warrants are recorded at their initial fair value and not subsequently remeasured.

The commercial milestone added as part of the 2020 One Amendment constitutes contingent consideration and was provided as additional consideration for a license or asset acquisition, representing one component of the consideration replacing the warrant liability previously provided as part of the consideration for the license. Under asset acquisition accounting, contingent consideration is not recognized until the contingency is resolved. As such, no amount was recognized for the contingent milestone on the date of the amendment.

A summary of the gain on the warrant liability settlement that resulted from the 2020 One Amendment during the year ended December 31, 2020 is as follows (in thousands):

Carrying value of warrants for redeemable convertible preferred stock	$5,973
Fair value of common stock warrants, net of cash consideration paid of $10	(4,312)
Fair value of contingent call option granted to One shareholders	(1,494)
Gain on warrant liability extinguishment	$167

Research Innovation Fund (“RIF”) Financing

In August 2020, the Gelesis S.r.l. entered into a loan and equity agreement with RIF, an investment fund out of the EU, whereby Gelesis S.r.l. received €10.0 million (approximately $11.3 million at December 31, 2021) from RIF as an equity investment and €15.0 million (approximately $17.0 million at December 31, 2021) as a loan with a fixed interest rate of 6.35% per annum (see Note 12). The equity investment can be called by Gelesis, Inc., beginning in December 2023 and ending in December 2026, by paying the investment plus 15% percent annual interest. If the Company does not exercise this call option, beginning in January 2027 and ending in December 2027, RIF may put the investment to the Company at a cost of the investment amount plus 3.175% percent annual interest. The loan has a termination date of December 31, 2030 and is repayable over 8 years starting 24 months subsequent to its issuance. Any unpaid principal and interest must be repaid upon exercise of the call option by the Company, or subsequent exercise of a put option by RIF. At December 31, 2021, RIF holds approximately 20% of the equity of Gelesis S.r.l.

The Company concluded that Gelesis Inc. is the only equity investment at risk as RIF’s investment is not considered equity due to the call and put options. The Company further evaluated the sufficiency of the equity at risk and concluded that given the fact that Gelesis S.r.l. had to receive the RIF investment, which represents subordinated financial support but not equity, the fair value of Gelesis Inc. equity is not sufficient to absorb its expected losses resulting from its research and development operations and business plan, rather some of its expected losses will have to be absorbed by the RIF investment.

The RIF investment is equity held by a noncontrolling interest. Since the put option does not make the equity mandatorily redeemable, and the call option is held by the Company, the noncontrolling interest is not considered mandatorily redeemable and as such, is not presented as a liability. The noncontrolling interest is therefore classified as temporary equity — noncontrolling interest, and is accounted for in accordance with ASC 810, Consolidation.

The noncontrolling interest is initially recorded at €10.0 million (approximately $11.3 million at transaction date, net of issuance costs of $0.4 million), the consideration allocated to the shareholder investment based on its fair value. The Company has applied ASC 810 to subsequently remeasure the noncontrolling interest, which results in no losses being attributed to the noncontrolling interest, rather, only earnings of the Gelesis S.r.l. entity based on the shareholder rights as a whole instrument. However, the noncontrolling interest shall not be reduced below the current redemption value of the put option, which represents the initial investment plus the accrued rate of return of 3.175% per annum. Adjustments to the noncontrolling interest that result from accreting the put option to its redemption value are recorded to accumulated deficit in the accompanying consolidated balance sheets. The Company recorded accretion of $0.6 million and foreign currency translation loss of $0.5 million to the noncontrolling interest during the year ended December 31, 2020. The Company recorded accretion of $0.4 million and foreign currency translation gain of $1.0 million to the noncontrolling interest during the year ended December 31, 2021. The noncontrolling interest balance was $11.9 million and $12.4 million at December 31, 2021 and 2020, respectively, in the accompanying consolidated balance sheets.